Severance, Lease Terminations And Transition Costs (Tables)	12 Months Ended
Dec. 31, 2011
Severance, Lease Terminations, And Transition Costs [Abstract]
Severance Lease Terminations And Transition Costs Schedule Of Expenses Incurred

(In millions)	Beginning Accrued Liability	Charged to Expense, Net	Expenditures	Ending Accrued Liability
Severance	$--	$4.1	$3.1	$1.0
Lease terminations	0.7	1.7	1.4	1.0
Transition and other restructuring costs	--	5.2	5.2	--
	$0.7	$11.0	$9.7	$2.0